Taxes on Income (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Taxes on Income [Abstract]
Domestic		$ 2
Foreign	[1]	2,964	1,139
Loss before taxes		$ 2,966	$ 1,139

[1]	Relates to Wize Israel.